Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	HTHT
Entity Registrant Name	CHINA LODGING GROUP, LTD
Entity Central Index Key	0001483994
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	242,604,223

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 124,184	781,601	1,060,067
Restricted cash	238	1,500	1,275
Short-term investments			100,000
Accounts receivable, net of allowance of RMB778 and RMB1,445 in 2010 and 2011, respectively	5,945	37,416	21,536
Amount due from related parties			3,267
Prepaid rent	36,239	228,087	152,267
Inventories	4,962	31,232	18,290
Other current assets	8,559	53,862	40,177
Deferred tax assets	6,374	40,119	17,940
Total current assets	186,501	1,173,817	1,414,819
Property and equipment, net	332,988	2,095,794	1,422,432
Intangible assets, net	11,087	69,779	57,348
Goodwill	6,758	42,536	41,373
Other assets	16,215	102,056	79,953
Deferred tax assets	6,509	40,968	28,155
Total assets	560,058	3,524,950	3,044,080
Current liabilities:
Accounts payable	66,351	417,605	283,203
Amounts due to related parties	164	1,030	855
Salary and welfare payable	12,753	80,266	57,638
Deferred revenue	21,950	138,148	68,599
Accrued expenses and other current liabilities	22,585	142,146	148,926
Income tax payable	2,248	14,148	15,121
Total current liabilities	126,051	793,343	574,342
Deferred rent	52,396	329,774	237,427
Deferred revenue	11,392	71,698	48,445
Other long-term liabilities	9,782	61,574	46,619
Deferred tax liabilities	2,014	12,677	11,937
Total liabilities	201,635	1,269,066	918,770
Commitments and contingencies (Note 17)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 241,151,755 and 242,604,223 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	28	179	178
Additional paid-in capital	349,538	2,199,954	2,168,364
Retained earnings (Accumulated deficit)	13,525	85,127	(29,705)
Accumulated other comprehensive loss	(6,223)	(39,166)	(22,703)
Total China Lodging Group, Limited shareholders' equity	356,868	2,246,094	2,116,134
Noncontrolling interest	1,555	9,790	9,176
Total equity	358,423	2,255,884	2,125,310
TOTAL LIABILITIES AND EQUITY	$ 560,058	3,524,950	3,044,080

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accounts receivable, allowance		1,445		778
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	242,604,223	242,604,223	241,151,755	241,151,755
Ordinary shares, shares outstanding	242,604,223	242,604,223	241,151,755	241,151,755

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
Leased-and-operated hotels	$ 345,244	2,172,934	1,707,771	1,288,898
Franchised-and-managed hotels	33,786	212,644	130,579	44,965
Total revenues	379,030	2,385,578	1,838,350	1,333,863
Less: Business tax and related taxes	21,605	135,981	99,857	73,672
Net revenues	357,425	2,249,597	1,738,493	1,260,191
Operating costs and expenses:
Hotel operating costs	270,633	1,703,337	1,180,202	1,004,472
Selling and marketing expenses	15,055	94,754	70,786	57,818
General and administrative expenses	25,431	160,062	119,989	83,666
Pre-opening expenses	29,282	184,298	111,210	37,821
Total operating costs and expenses	340,401	2,142,451	1,482,187	1,183,777
Income from operations	17,024	107,146	256,306	76,414
Interest income	2,877	18,111	15,945	1,871
Interest expense	140	882	2,682	8,787
Other income	421	2,649	2,564
Foreign exchange gain (loss)	2,531	15,930	6,923	(60)
Income before income taxes	22,713	142,954	279,056	69,438
Tax expense	3,943	24,816	57,262	17,990
Net income	18,770	118,138	221,794	51,448
Less: net income attributable to noncontrolling interest	525	3,306	6,043	8,903
Net income attributable to ordinary shareholders	$ 18,245	114,832	215,751	42,545
Net earnings per share:
Basic	$ 0.08	0.47	1.05	0.24
Diluted	$ 0.08	0.47	0.92	0.23
Weighted average number of shares used in computation:
Basic	241,928,286	241,928,286	198,517,280	57,562,440
Diluted	246,181,202	246,181,202	234,480,894	183,631,885

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Related Party CNY	Initial Public Offering CNY	Conversion of Series B convertible redeemable preferred shares CNY	Ordinary Shares CNY	Ordinary Shares Related Party CNY	Ordinary Shares Initial Public Offering CNY	Ordinary Shares Conversion of Series A convertible preferred shares CNY	Ordinary Shares Conversion of Series B convertible redeemable preferred shares CNY	Series A Preferred Shares CNY	Series A Preferred Shares Conversion of Series A convertible preferred shares CNY	Additional Paid-in Capital CNY	Additional Paid-in Capital Related Party CNY	Additional Paid-in Capital Initial Public Offering CNY	Additional Paid-in Capital Conversion of Series B convertible redeemable preferred shares CNY	Retained earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive loss CNY	Noncontrolling Interest CNY	Comprehensive Income CNY
Beginning Balance at Dec. 31, 2008		(29,241)				42					34		265,067				(288,001)	(12,494)	6,111
Beginning Balance (in shares) at Dec. 31, 2008						54,071,135					44,000,000
Issuance of ordinary shares (in shares)						6,141,878
Issuance of ordinary shares		75,706				4							75,702
Acquisitions of noncontrolling interest		(1,945)											(495)						(1,450)
Issuance of ordinary shares upon exercise of option (in shares)						735,000
Issuance of ordinary shares upon exercise of option		3,766				1							3,765
Share-based compensation		7,955											7,955
Net income		51,448															42,545		8,903
Dividend paid to noncontrolling interest		(2,200)																	(2,200)
Net income		42,545																		42,545
Foreign currency translation adjustments		(36)																(36)		(36)
Comprehensive Income																				42,509
Ending Balance at Dec. 31, 2009		105,453				47					34		351,994				(245,456)	(12,530)	11,364
Ending Balance (in shares) at Dec. 31, 2009						60,948,013					44,000,000
Issuance of ordinary shares (in shares)							7,202,482	41,400,000
Issuance of ordinary shares			150,572	804,848			5	28						150,567	804,820
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering (in shares)									44,000,000	78,058,919		(44,000,000)
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering					796,803				34	57		(34)				796,746
Issuance of warrants		942											942
Acquisitions of noncontrolling interest		(17,099)											(10,588)						(6,511)
Issuance of ordinary shares upon exercise of warrants (in shares)						1,700,000
Issuance of ordinary shares upon exercise of warrants		17,873				1							17,872
Issuance of ordinary shares upon exercise of option (in shares)						7,842,341
Issuance of ordinary shares upon exercise of option		42,342				6							42,336
Share-based compensation		13,113											13,113
Capital contribution from noncontrolling interest		10																	10
Sales of partial ownership interest in one subsidiary		1,130											562						568
Net income		221,794															215,751		6,043
Dividend paid to noncontrolling interest		(2,298)																	(2,298)
Net income		215,751																		215,751
Foreign currency translation adjustments		(10,173)																(10,173)		(10,173)
Comprehensive Income																				205,578
Ending Balance at Dec. 31, 2010		2,125,310				178							2,168,364				(29,705)	(22,703)	9,176
Ending Balance (in shares) at Dec. 31, 2010						241,151,755
Issuance of ordinary shares upon exercise of option (in shares)						1,452,468
Issuance of ordinary shares upon exercise of option		7,784				1							7,783
Share-based compensation		15,483											15,483
Excess tax benefit from share-based compensation		8,324											8,324
Capital contribution from noncontrolling interest		459																	459
Net income	18,770	118,138															114,832		3,306
Dividend paid to noncontrolling interest		(3,151)																	(3,151)
Net income	18,245	114,832																		114,832
Foreign currency translation adjustments		(16,463)																(16,463)		(16,463)
Comprehensive Income																				98,369
Ending Balance at Dec. 31, 2011	$ 358,423	2,255,884				179							2,199,954				85,127	(39,166)	9,790
Ending Balance (in shares) at Dec. 31, 2011						242,604,223

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Operating activities:
Net income	$ 18,770	118,138	221,794	51,448
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,460	15,483	13,113	7,955
Depreciation and amortization	37,633	236,857	171,539	145,571
Deferred taxes	(5,674)	(35,714)	9,228	7,957
Bad debt expenses	106	667	103	1,252
Deferred rent	14,765	92,927	70,761	36,568
Impairment loss	113	710		1,948
Excess tax benefit from share-based compensation	(1,323)	(8,324)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(2,606)	(16,401)	(6,481)	(2,848)
Prepaid rent	(12,047)	(75,820)	(82,649)	6,528
Inventories	(2,032)	(12,792)	(9,407)	13,767
Amount due from related parties	519	3,267	1,365	374
Other current assets	(2,492)	(15,684)	(13,404)	(16,873)
Other assets	(3,512)	(22,102)	(17,841)	(8,695)
Accounts payable	546	3,435	3,478	4,255
Amount due to related parties	28	175	(72)	(581)
Salary and welfare payables	3,595	22,628	28,042	(4,158)
Deferred revenue	14,745	92,803	42,283	42,612
Accrued expenses and other current liabilities	5,441	34,246	16,290	(1,993)
Income tax payable	1,168	7,350	11,252	(1,259)
Other long-term liabilities	2,684	16,891	9,732	12,513
Net cash provided by operating activities	72,887	458,740	469,126	296,341
Investing activities:
Purchases of property and equipment	(122,143)	(768,756)	(397,252)	(263,776)
Purchases of intangibles	(2,331)	(14,674)	(7,630)	(1,005)
Amount received as a result of government zoning	1,096	6,900		3,280
Acquisitions, net of cash received	(9,187)	(57,822)	(9,653)
Collection of amount due from related parties				377
Purchase of short-term investments	(4,767)	(30,000)	(430,000)
Proceeds from sales of short-term investments	20,655	130,000	330,000
Decrease (increase) in restricted cash	(36)	(225)	(775)	5,097
Net cash used in investing activities	(116,713)	(734,577)	(515,310)	(256,027)
Financing activities:
Proceeds from issuance of ordinary shares			959,104	54,945
Ordinary share issuance costs, net of existing shareholder reimbursements			3,929
Net proceeds from exercise of warrants			17,873
Net proceeds from issuance of ordinary shares upon exercise of option	1,157	7,285	41,125	3,766
Proceeds from short-term debt				150,000
Repayment of short-term debt				(230,000)
Proceeds from long-term debt			70,000	142,000
Repayment of long-term debt			(207,000)	(34,500)
Funds advanced from noncontrolling interest holders	554	3,485	2,778	14,215
Repayment of funds advanced from noncontrolling interest holders	(408)	(2,568)	(23,715)	(7,931)
Acquisitions of noncontrolling interest			(17,099)	(1,945)
Proceeds from sales of partial ownership interest in one subsidiary			1,130
Contribution from noncontrolling interest holders	73	459	10
Refund of deposits of share subscription				(42,503)
Dividend paid to noncontrolling interest holders	(501)	(3,151)	(2,298)	(2,200)
Excess tax benefit from share-based compensation	1,323	8,324
Deposits received for exercise of options				1,216
Net cash provided by financing activities	2,198	13,834	845,837	47,063
Effect of exchange rate changes on cash and cash equivalents	(2,616)	(16,463)	(10,173)	(36)
Net increase (decrease) in cash and cash equivalents	(44,244)	(278,466)	789,480	87,341
Cash and cash equivalents at the beginning of the year	168,428	1,060,067	270,587	183,246
Cash and cash equivalents at the end of the year	124,184	781,601	1,060,067	270,587
Supplemental disclosure of cash flow information:
Interest paid	140	882	4,075	10,474
Income taxes paid	8,449	53,180	36,782	11,316
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	62,867	395,681	269,815	125,410
Issuance of ordinary shares from subscription deposit				20,761
Consideration payable for business acquisition	2,641	16,625	54,047
Purchase of intangible assets included in payables	1,820	11,455	12,278
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables			7,614
Reimbursement of government zoning included in receivables			4,400
Issuance of ordinary shares upon exercise of options from subscription deposit			1,217
Issuance warrant for acquisition of noncontrolling interest			7,067
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	$ 80	499

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Lodging Group, Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries (the “Group) are to develop leased-and-operated and franchised-and-managed limited-service hotels under the “Hanting Express Hotel”, “Hanting Seasons Hotel” and “Hanting Hi Inn” brands in the People’s Republic of China (“PRC”).

Leased-and-operated hotels

The Group leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the “Hanting Express Hotel”, “Hanting Seasons Hotel” and “Hanting Hi Inn” brands at the beginning of the lease, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease.

Under the lease arrangements, the Group typically receives rental holidays of two to six months and pays fixed rent on a quarterly or biannual basis for the first three or five years of the lease term, after which the rental payments may be subject to an increase every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.

As of December 31, 2010 and 2011, the Group had 243 and 344 leased-and-operated hotels in operation, respectively.

Franchised-and-managed hotels

The Group enters into certain franchise arrangements with property owners for which the Group is responsible for managing the hotels, including hiring and appointing of the general manager of each franchised-and-managed hotel. Under a typical franchise agreement, the franchisee is required to pay an initial franchise-and-management fee and ongoing franchise and management service fees, the majority of which are equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is typically eight years and is renewable upon mutual agreement between the Group and the franchisee.

As of December 31, 2010 and 2011, the Group had 195 and 295 franchised-and-managed hotels in operation, respectively.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The entities that operate the franchised-and-managed hotels are considered variable interest entities as the franchisees do not have the ability to make decisions that have a significant impact on the success of the franchise arrangement. However, as the franchisees provide all necessary capital to finance the operation of the franchised-and-managed hotels and absorb a majority of any expected losses, the Group is not considered the primary beneficiary of those entities.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash represents bank demand deposits collateralized for certain newly established subsidiaries pending capital verification procedure of relevant PRC government authority and deposits used as security against borrowings. The capital verification approval process typically takes between three to six months.

Short-term investments

Short-term investments represent held-to-maturity securities and are measured at amortized cost in the consolidated balance sheets. The Group classifies investments with maturities of more than three months and less than 12 months as short-term investments.

Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statement of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of favorable leases acquired in business combinations and, to a lesser extent, purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including favorable lease agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition. Favorable lease agreements from business combination transactions are amortized over the remaining operating lease term. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease term.

Purchased software is stated at cost less accumulated amortization.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of RMB1,098, nil and RMB710 for years ended December 31, 2009, 2010 and 2011, respectively.

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. In 2009, the Group recognized a long-lived asset impairment loss of RMB850 in connection with demolition of a leased-and-operated hotel (Note 4). There were no impairment charges recognized during the years ended December 31, 2010 or 2011.

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. Typically, a one-time membership fee is charged for new members. The membership has an unlimited life, but automatically expires after three years in the event of non-use for memberships granted prior to January 1, 2010. Memberships granted subsequent to January 1, 2010 expire after two years of non-use. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as sales and marketing expense in the accompanying consolidated statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. Prior to February 2009, the Group recorded estimated liabilities for all points earned by its customers as the Group did not have sufficient historical information to determine point forfeitures or breakage. The Group, with accumulated knowledge on reward points redemption and expiration, began to apply historical redemption rates in estimating the costs of points earned from March 2009 onwards. As of December 31, 2009, 2010 and 2011, the accruals for estimated liabilities under the customer loyalty program amounted to RMB1,876, RMB4,120 and RMB7,629, respectively.

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, initial franchise-and-management fees received prior to the Group fulfilling its commitments to the franchisee, and cash received for membership fees.

Revenue recognition

Revenue is derived from hotel operations, including the rental of rooms, food and beverage sales and souvenir sales from leased-and-operated hotels. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise-and-management fee, and (ii) continuing franchise-and-management fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fee. The one-time franchise-and-management fee is recognized when the franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized when services are provided.

In addition, the Group accounts for hotel manager fees related to the hotels under the franchise program as revenues. Pursuant to the franchise-and-management agreements, the Group charges the franchisees fixed hotel manager fees to cover the franchised-and-managed hotel managers’ salaries, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the franchised-and-managed hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2009, 2010 and 2011, the hotel manager fees that were recognized as revenue were RMB9,944, RMB30,097 and RMB43,021, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership terms of the different membership levels. Such term is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. Effective October 1, 2010, the Group prospectively revised the estimated membership term from three to five years to two to five years to more closely reflect the expected membership retention. The effect of this change in accounting estimate was immaterial for the year ended December 31, 2010. Revenues recognized from the customer loyalty program were RMB11,726, RMB22,633 and RMB35,623 for the years ended December 31, 2009, 2010 and 2011, respectively.

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of operations as incurred, and amounted to RMB20,206, RMB18,217 and RMB28,445 for the years ended December 31, 2009, 2010 and 2011, respectively.

Government grants

Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB2,446, RMB4,034 and RMB7,491 for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as a reduction of general and administrative expenses in the consolidated statements of operations.

Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at present value of minimum lease payments or fair value of the asset, whichever is less. Assets recorded as capital leases are amortized on a basis consistent with that of accounting for capital assets or the lease term, whichever is less. Operating lease costs are expensed as incurred. All leases are currently classified as operating leases.

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2009, 2010 and 2011 was RMB10,419, RMB4,074 and RMB882, of which RMB1,632, RMB1,392 and nil was capitalized as additions to assets under construction, respectively.

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign currency translation and comprehensive income

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of operations. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in equity (deficit) and comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, RMB, which is the functional currency.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment and accounts receivable. All of the Group’s cash and cash equivalents are held with financial institutions that Group management believes to be high credit quality.

The Group’s held-to-maturity securities are issued by a financial institution with high credit ratings. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011. The carrying values of financial instruments, which consist of cash, restricted cash, short-term investments, accounts receivable and accounts payable, are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

Warrants

The Group records warrants convertible into mezzanine equity securities and ordinary shares as liabilities and adjusts the carrying amount of such liabilities to fair value at each reporting date.

Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2009, 2010 and 2011, the Group recognized share-based compensation expense of RMB7,955, RMB13,113 and RMB15,483, respectively, which was classified as follows:

	At December 31,
	2009	2010	2011
Hotel operating costs	523	1,555	2,115
Selling and marketing expenses	465	778	783
General and administrative expenses	6,967	10,780	12,585

Total	7,955	13,113	15,483

Earnings per share

The Group determined that its Series A convertible preferred shares and Series B convertible redeemable preferred shares were participating securities as each participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares was allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class could share in income for the period. Losses were not allocated to the participating securities. Diluted earnings per share was computed using the more dilutive of the two-class method or the if-converted method. The preferred shares were converted into ordinary shares upon the completion of the Group’s initial public offering (“IPO”) in March 2010. The two-class method of computing earnings per share ceased to apply on the conversion date.

Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in ASI 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU’s do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Company will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Company’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, on December 30, 2011, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2011, or at any other rate.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
3.	ACQUISITIONS

(i) During the year ended December 31, 2011, the Group acquired four individual hotels in the form of leased- and- operated hotel for total cash consideration of RMB20,400. The business acquisitions were accounted for under the purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2011	Amortization period
Current assets	2,199
Intangible assets	63
Property and equipment	10,980	5-10 years
Favorable lease	5,847	remaining lease term
Goodwill	1,873
Franchise agreements	900
Deferred tax liabilities	(1,462)

Total	20,400

(ii) During the year ended December 31, 2010, the Group acquired nine individual hotels in the leased-and-operated hotel business for total cash consideration of RMB63,733. The business acquisitions were accounted for under the purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2010	Amortization period
Cash	33
Property and equipment	25,550	5-10 years
Favorable lease	20,800	remaining lease term
Deferred tax assets	229
Goodwill	22,921
Unfavorable lease	(1,600)	remaining lease term
Franchise agreements	600	remaining franchise agreement term
Deferred tax liabilities	(4,800)

Total	63,733

(iii) In 2009 and 2010, the Group acquired noncontrolling interests in five and four existing subsidiaries, respectively. The aggregate consideration for these acquisitions was comprised of the following:

	2009	2010
Cash consideration	1,945	17,099
Fair value of warrants	—	7,068

Total consideration	1,945	24,167

The warrants provide the holder with the ability to purchase 1,500,000 ordinary shares of the Company at an exercise price of US$1.54 per share. The fair value of the warrants was determined by the Group using generally accepted valuation methodologies, including the discounted cash flow approach which incorporates certain assumptions including the financial results, growth trends, terminal value and discount rate of the Group, to derive the total equity value of the Group.

The acquisitions of the noncontrolling interests were accounted for as equity transactions. The difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB495 and RMB17,655 were recorded as a reduction of additional paid-in capital during the years ended December 31, 2009 and 2010, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2010	2011
Cost:
Buildings	11,860	11,860
Leasehold improvements	1,479,970	2,213,221
Furniture, fixtures and equipment	249,064	348,713
Motor vehicles	6	828

	1,740,900	2,574,622
Less: Accumulated depreciation	(441,054)	(663,002)

	1,299,846	1,911,620
Construction in progress	122,586	184,174

Property and equipment, net	1,422,432	2,095,794

Depreciation expense was RMB143,676, RMB167,490 and RMB229,742 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2009, the Group demolished one leased-and-operated hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,753, favorable lease agreement of RMB377 and goodwill of RMB1,098 associated with this hotel. The Group recognized impairment loss of long-lived assets of RMB850, which is net of RMB3,280 cash received, and goodwill impairment loss of RMB1,098.

In 2010, the Group demolished one leased-and-operated hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,994 associated with this hotel and recognized a gain of RMB406, which is net of reimbursements receivable of RMB4,400, which have been included as a component of other current assets in the consolidated balance sheet as of December 31, 2010 and received in 2011.

In 2011, the Group demolished one leased-and-operated hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB2,411 associated with this hotel and recognized a gain of RMB89, which is net of RMB2,500 cash received.

As of December 31, 2011, the Group has been formally notified by local government authorities that three additional leased-and-operated hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the hotels was RMB10,517 as of December 31, 2011. None of the hotels have recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.

INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
5.	INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2010	2011
Favorable lease agreements	61,309	67,156
Purchased software	4,922	18,158

Total	66,231	85,314
Less: Accumulated amortization	(8,883)	(15,535)

Total	57,348	69,779

Unfavorable lease

	As of December 31,
	2010	2011
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,095)	(1,532)

Unfavorable lease agreements, net	2,829	2,392

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2009, 2010 and 2011 amounted to RMB2,203, RMB3,754 and RMB6,652, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2012	7,549	(437)	7,112
2013	7,503	(338)	7,165
2014	7,246	(297)	6,949
2015	7,121	(289)	6,832
2016	6,831	(209)	6,622
Thereafter	33,529	(822)	32,707

	69,779	(2,392)	67,387

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
6.	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2009	19,550	—	19,550
Impairment losses recognized	—	(1,098)	(1,098)

Balance at December 31, 2009	19,550	(1,098)	18,452
Increase in goodwill related to acquisitions	22,921	—	22,921
Impairment losses recognized	—	—	—

Balance at December 31, 2010	42,471	(1,098)	41,373
Increase in goodwill related to acquisitions	1,873	—	1,873
Impairment losses recognized	—	(710)	(710)

Balance at December 31, 2011	44,344	(1,808)	42,536

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2010	2011
Payable for business acquisitions	49,684	13,573
Business taxes and other subcharge payables	18,962	28,449
Accrual for customer loyalty program	4,120	7,629
Payable to noncontrolling interest holders	10,516	11,433
Other payables	19,850	13,249
Accrued rental	15,379	26,544
Accrued utilities	13,914	19,224
Other accrued expenses	16,501	22,045

Total	148,926	142,146

From time to time, the Group receives cash funding advanced from noncontrolling interest holders for joint venture hotels. Such advances are non-interest bearing and are payable within one year.

PREFERRED SHARES, WARRANT I and WARRANT II	12 Months Ended
Dec. 31, 2011
PREFERRED SHARES, WARRANT I and WARRANT II
8.	PREFERRED SHARES, WARRANT I and WARRANT II

In February 2007, the Company issued 44,000,000 Series A convertible preferred shares, par value US$0.0001 per share, at issuance price of US$0.50 per share.

On June 20, 2007, the Company issued 35,873,535 Series B convertible redeemable preferred shares, par value US$0.0001, of which 32,144,009 shares were issued for cash proceeds of RMB312,338 (US$41,000) and 3,729,526 shares were issued upon the conversion of convertible notes and accrued interest of RMB30,472 (US$4,000) and RMB331 (US$43), respectively. Total cash proceeds of RMB310,383 (US$40,743) were net of issuance costs of RMB1,955 (US$257).

In conjunction with the Series B convertible redeemable preferred shares, the Group granted Warrant I and Warrant II to purchase 13,066,670 and 3,136,001 Series B convertible redeemable preferred shares at a per share purchase price RMB10.44 (US$1.53) and RMB8.70 (US$1.28), respectively. The total fair value of Warrant I and Warrant II was RMB15,544.

In 2007 and June 2008, the Company issued 12,916,045 Series B convertible redeemable shares upon exercise of 8,212,044 Warrants I, 3,136,001 Warrant II and 4,704,001Warrant III, which were granted in conjunction with a promissory note issued in 2007, for total consideration of RMB160,596 (US$22,569). On June 20, 2008, 4,854,626 Warrant I expired unexercised.

In 2008, the Company issued 11,760,002, 11,760,002 and 1,306,667 Series B Shares for RMB10.44 (US$1.53) per share for total proceeds of RMB129,323 (US$18,000), RMB127,588 (US$18,000) and RMB13,894 (US$2,000), respectively, to existing ordinary and Series A shareholders.

In 2008, the Company exchanged 1,306,667 Series B Shares for a RMB13,894 (US$2,000) related party payable due to Powerhill Holdings Limited (“Powerhill”, a BVI company wholly-owned by Qi Ji and Tongtong Zhao), previously advanced to the Group for working capital purposes. No compensation expense was recorded given the effective purchase price of the Series B Shares exceeded the fair value of the Series B Shares on the exchange date.

Upon the completion of the Group’s IPO in March 2010, Series A convertible preferred shares and Series B convertible redeemable preferred shares were converted into ordinary shares on a one-to-one basis.

The key terms of Series A Shares and Series B Shares (collectively the “Preferred Shares”) were as follows:

Dividends

The holders of the Preferred Shares were entitled to participate in dividends paid to holders of ordinary shares on an as-converted basis.

Voting Rights

Each ordinary share was entitled to two votes per share. A Series A Share was entitled to one one-half of the number of ordinary shares into which it was convertible (one vote per ordinary share). Each Series B Share was entitled to vote on an as-if converted basis (two votes per ordinary share).

Conversion

The Preferred Shares were convertible into ordinary shares at 1:1 ratio initially, at the option of the holder at any time. The Preferred Shares were also automatically convertible upon the consummation of IPO or obtaining the necessary written consent from the holders of Preferred Shares. An IPO referred to a firm commitment, underwritten IPO by the Company of its ordinary shares with (i) a market capitalization equal to no less than US$495,000 immediately prior to the IPO, and (ii) total offering proceeds to the Company, before deduction of selling expenses, of not less than US$50,000.

The conversion prices of the Preferred Shares were subject to anti-dilution adjustments and in the event the Company issued ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to such issuance. No adjustments to the conversion prices occurred.

The Company determined that there was no BCF attributable to the Preferred Shares as the effective conversion price of the Preferred Shares was greater than the fair value of the ordinary shares on the respective commitment dates.

Redemption

The Series A Shares were not redeemable.

The Series B Shares were redeemable at a price equal to the subscription price plus all declared but unpaid dividends at the election of the holders of a majority of such shares on or after May 1, 2012.

Liquidation Preferences

The holders of Preferred Shares had preference over holders of ordinary shares with respect to payment of dividends and distribution of assets in the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation of the Company. A deemed liquidation event included a change in control and the sale, transfer or disposition of all or substantially all of the assets of the Group. The holders of Preferred Shares were entitled to receive an amount equal to the subscription price, plus declared but unpaid dividends. Series B Shares must receive their liquidation payment prior to any such payments being made on the Series A Shares.

Investor Put Option

The holders of Series B Shares had the right before the date of a Qualified IPO to require Qi Ji, founder and CEO of the Group, to purchase all or any portion of the Series B Shares at a per share price equal to 105% of the subscription price, upon the occurrence of certain triggering events.

HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2011
HOTEL OPERATING COSTS
9.	HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and franchised-and-managed hotels and consist of the following:

	Year Ended December 31,
	2009	2010	2011
Rent	418,544	476,100	655,247
Utilities	90,035	108,208	150,865
Personnel cost	169,248	210,906	329,078
Depreciation and amortization	141,600	163,125	227,938
Consumable, food and beverage	119,056	145,317	228,244
Others	65,989	76,546	111,965

Total	1,004,472	1,180,202	1,703,337

PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2011
PRE-OPENING EXPENSES
10.	PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2009	2010	2011
Rents	29,907	88,177	153,229
Personnel cost	3,584	5,214	13,273
Others	4,330	17,819	17,796

Total	37,821	111,210	184,298

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
11.	SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants. Under the 2008 Global Share Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In July 2010, the Group increased the maximum number of incentive awards available under 2009 Share Incentive Plan to 15,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. All incentive awards granted under the Incentive Award Plans have a maximum life of ten years and vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. As of December 31, 2011, the Group had granted 21,904,248 options and 628,061 nonvested restricted stocks.

Share options

The Group records share-based compensation based on the grant date fair value of the option. When estimating the fair value of its ordinary shares, prior to the Group’s IPO in March 2010, the Group considered a number of factors, using generally accepted valuation methodologies, including the discounted cash flow approach, which incorporated certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preference shares and determined the fair value of the ordinary shares based on the option pricing model under the enterprise value allocation method. Under this method, the ordinary shares had value only if the funds available for distribution to shareholders exceeded the value of the liquidation preference at the time of a liquidity event.

The weighted-average grant date fair value for options granted during the years ended December 31, 2009, 2010 and 2011 was RMB6.20 (US$0.91), RMB12.99 (US$1.96) and RMB14.37 (US$2.23), respectively, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Company uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Company and the comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2009	2010	2011
Suboptimal exercise factor	2.5	2.5 to 4.24	3.83 to 8.93
Risk-free interest rate	3.95 to 4.58%	3.58 to 4.50%	1.88 to 2.66%
Volatility	52.33 to 55.12%	45.36 to 51.42%	50.61 to 50.69%
Dividend yield	—	—	—
Life of option	10 years	10 years	6 years

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2011	10,656,829	1.52
Granted	972,768	4.41
Forfeited	(403,287)	3.36
Exercised	(1,452,468)	0.83

Share options outstanding at December 31, 2011	9,773,842	1.84	7.04	17,427

Share options vested or expected to vest at December 31, 2011	8,921,880	1.83	7.01	15,975

Share options exercisable at December 31, 2011	5,803,918	1.48	6.89	12,038

As of December 31, 2011, there was RMB28,208 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 2.30 years.

During the years ended December 31, 2009, 2010 and 2011, 735,000, 7,842,341 and 1,452,468 options were exercised having an aggregate intrinsic value of RMB7,431, RMB11,271 and RMB37,700, respectively.

Nonvested restricted stocks

The fair value of each nonvested restricted stock is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarized the Group’s restricted stock activity in 2011.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2011	—	—
Granted	628,061	4.18
Forfeited	(56,236)	4.30

Nonvested restricted stocks outstanding at December 31, 2011	571,825	4.17

As of December 31, 2011, there was RMB12,314 in unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.53 years.

The total fair value of nonvested restricted stocks vested in 2011 was nil.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
12.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2009	2010	2011
Net income attributable to ordinary shareholders — basic	13,634	207,814	114,832
Amounts allocated to preferred shares for participating rights to dividends	28,911	7,937	—

Net income attributable to ordinary shareholders — diluted	42,545	215,751	114,832

Weighted average ordinary shares outstanding — basic	57,562,440	198,517,280	241,928,286
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	4,010,526	6,201,302	4,252,916
Preferred shares	122,058,919	29,762,312	—

Weighted average ordinary shares outstanding — diluted	183,631,885	234,480,894	246,181,202

Basic earnings per share	0.24	1.05	0.47

Diluted earnings per share	0.23	0.92	0.47

For the years ended December 31, 2009, 2010 and 2011, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2009	2010	2011
Outstanding employee options and nonvested restricted stocks	11,260,935	—	1,486,533

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited is subject to Hong Kong profit tax at a rate of 16.5% in 2009, 2010 and 2011. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2011. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year for the year ended December 31, 2011.

At December 31, 2009, the amount of gross unrecognized tax benefits was zero. At December 31, 2010 and 2011, RMB799 and RMB1,494 was accrued as a reduction of net income with a corresponding increase in the liability for uncertain tax positions, respectively. The group does not anticipate any significant increase to its liability for unrecognized tax benefits within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2006 through 2011 on non-transfer pricing matters, and from 2005 through 2011 on transfer pricing matters.

Tax expense (benefit) is comprised of the following:

	As of December 31,
	2009	2010	2011
Current Tax	10,033	48,034	60,530
Deferred Tax	7,957	9,228	(35,714)

Total	17,990	57,262	24,816

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2009	2010	2011
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	3%	—	3%
Effect of different tax rate of group entities operating in other jurisdictions	1%	(2)%	(3)%
Effect of change in valuation allowance	(3)%	(1)%	9%
Effect of tax holiday	—	—	(17)%
Other	—	(1)%	—

Effective tax rate	26%	21%	17%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2009	2010	2011
Aggregate amount	—	—	24,156
Per share effect—basic	—	—	0.10
Per share effect—diluted	—	—	0.10

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2010 and 2011 are as follows:

	As of December 31,
	2010	2011
Deferred tax assets:
Net loss carryforward	22,387	59,340
Pre-opening expenses	891	768
Deferred revenue	18,014	25,997
Deferred rent	4,548	4,025
Unfavorable lease	765	685
Bad debt provision	194	361
Accrual for customer loyalty program	1,030	1,907
Accrued payroll	2,069	2,092
Share-based compensation	4,444	7,464
Valuation allowance	(8,247)	(21,552)

Total deferred tax assets	46,095	81,087

Deferred tax liabilities:
Favorable lease	9,461	10,526
Capitalized interest	2,476	2,151

Total deferred tax liabilities	11,937	12,677

Deferred tax assets are analyzed as:
Current	17,940	40,119
Non-Current	28,155	40,968

	46,095	81,087

Deferred tax liabilities are analyzed as:
Current	—	—
Non-current	11,937	12,677

	11,937	12,677

As of December 31, 2011, the Group had tax loss carryforwards of RMB237,362 which will expire between 2012 and 2016 if not used.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. The Group has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•	Future reversals of existing taxable temporary differences;

•	Further taxable income exclusive of reversing temporary differences and carryforwards;

•	Future taxable income arising from implementing tax planning strategies.

The Group has also considered specific known trend of profits expected to be reflected for a company operating in the hotel industry. The Group believes it is more-likely-than-not that the Group will realize the benefits of these deductible differences, net of the existing valuation allowances as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The Group intends to permanently reinvest the undistributed earnings of the Group’s PRC subsidiaries, therefore, no provision for PRC dividend withholding tax was provided.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN
14.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB26,711, RMB29,611 and RMB57,295 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
15.	RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to RMB3,091, RMB11,186 and RMB26,915 as of December 31 2009, 2010 and 2011, respectively. In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries, the PRC subsidiaries share capital of RMB1,790,078 at December 31, 2011 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2011, approximately RMB 1,818,493 is not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
16.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group because they are affiliates of the Group under the common control of the Group’s major shareholder. The related parties only act as service providers and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Lishan Property (Suzhou) Co., Ltd. (“Suzhou Property”)	Commercial leasing business	Controlled by Qi Ji

Ctrip.com International, Ltd. (“Ctrip.com”)	Online travel services provider	Qi Ji is a director

Winner Crown Holdings Limited. (“Winner Crown”)	Investment Company	Controlled by Qi Ji

Qi Ji	Founder	Founder

In August 2011, Mr. Qi Ji sold all the ownership interests in Powerhill to third parties and since then Powerhill and its wholly owned subsidiary Suzhou Property has been no longer related party to the Group.

(a)	Related party balances

Amounts due from related parties are comprised of a loan to Suzhou Property which was converted into prepayment for rent during 2009. The amounts due from related parties were unsecured and interest free.

	At December 31,
	2010	2011
Suzhou Property	3,267	—

Amounts due to related parties were comprised of commissions payable to Ctrip for reservation services. The amounts due to related parties were interest free and payable upon demand.

	At December 31,
	2010	2011
Ctrip.com	855	1,030

(b)	Related party transactions

During the years ended December 31, 2009, 2010 and 2011, related party transactions consisted of the following:

	Year Ended December 31,
	2009	2010	2011
Rental expense — Suzhou Property	3,614	3,640	2,275
Commission expenses — Ctrip.com	9,949	9,458	7,962

In August 2009, the Company issued 1,982,509 ordinary shares at RMB12.32 (US$1.80) to Winner Crown for total proceeds of RMB24,432 (US$3,577).

In March 2010, the Company issued 7,202,482 ordinary shares at the price equal to the IPO price per ordinary share for the total proceeds of RMB150,572 (US$22,058) to Ctrip.com.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 were as follows:

Year ending December 31,
2012	840,178
2013	894,197
2014	914,546
2015	913,670
2016	890,850
Thereafter	5,676,614

Total	10,130,055

(b)	Purchase Commitments

As of December 31, 2011, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB110,472, which is expected to be incurred within one year.

(c)	Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.

Subsequent event	12 Months Ended
Dec. 31, 2011
Subsequent event

18. Subsequent event

In March 2012, the Group entered into a bank credit facility under which the Group can borrow up to RMB 500 million by May 21, 2015. The interest rate for each draw down is established on the draw-down date and is adjusted annually, based on the loan interest rate stipulated by the People’s Bank of China for the corresponding period. The credit facility is restricted to certain hotels’ renovation.

FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2011
FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2010	2011	2011
			US$ (Note 2)
Assets
Current assets:
Cash and cash equivalents	39,898	45,069	7,161
Prepayments and other current assets	12,626	1,014	161

Total current assets	52,524	46,083	7,322
Other assets	786	628	100
Investment in subsidiaries	2,070,342	2,204,258	350,220

Total assets	2,123,652	2,250,969	357,642

Liabilities and equity
Current liabilities:
Deferred revenue	1,577	1,500	238
Accrued expenses and other current liabilities	818	—	—

Total current liabilities	2,395	1,500	238
Deferred revenue	5,123	3,375	536

Total liabilities	7,518	4,875	774

Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 241,151,755 and 242,604,223 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	178	179	28
Additional paid-in capital	2,168,364	2,199,954	349,538
Retained earnings (Accumulated deficit)	(29,705)	85,127	13,525
Accumulated other comprehensive loss	(22,703)	(39,166)	(6,223)

Total equity	2,116,134	2,246,094	356,868

Total liabilities and equity	2,123,652	2,250,969	357,642

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF OPERATIONS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2009	2010	2011	2011
				US$ (Note 2)
Operating costs and expenses:
Selling and marketing expenses	—	157	157	25
General and administrative expenses	9,664	13,485	16,447	2,613

Total operating costs and expenses	9,664	13,642	16,604	2,638

Loss from operations	(9,664)	(13,642)	(16,604)	(2,638)
Interest income	14	813	452	72
Foreign exchange gain (loss)	—	(547)	1,086	172
Other income	—	3,028	2,649	421
Income in investment in subsidiaries	52,195	226,099	127,249	20,218

Net income attributable to ordinary share holders	42,545	215,751	114,832	18,245

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2009	2010	2011	2011
				US$ (Note 2)
Operating activities:
Net income	42,545	215,751	114,832	18,245
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	7,955	13,113	15,483	2,460
Income in investment in subsidiaries	(52,195)	(226,099)	(127,249)	(20,218)
Changes in operating assets and liabilities:
Deferred revenue	—	6,700	(1,825)	(290)
Prepayments and other current assets	(487)	(18,581)	12,269	1,950
Salary and welfare payable	(1,075)	—	—	—
Accrued expenses and other current liabilities	(265)	15	(818)	(130)

Net cash provided by (used in) operating activities	(3,522)	(9,101)	12,692	2,017

Investing activities:
Collection from amount due from subsidiaries	—	13,654	—	—
Investment in subsidiaries	(51,341)	(979,345)	—	—

Net cash used in investing activities	(51,341)	(965,691)	—	—

Financing activities:
Proceeds from issuance ordinary shares	54,945	959,104	—	—
Ordinary share issuance costs, net of exisiting shareholder reimbursements	—	3,930	—	—
Net proceeds from issuance of ordinary shares upon exercise of option	3,765	41,125	7,285	1,157
Net proceeds from exercise of warrants	—	17,873	—	—
Refund of deposit for share subscription	(1,503)	—	—	—
Deposit received for exercise of option	1,006	—	—	—

Net cash provided by financing activities	58,213	1,022,032	7,285	1,157

Effect of exchange rate changes on cash and cash equivalents	(20)	(16,189)	(14,806)	(2,352)
Net increase in cash and cash equivalents	3,330	31,051	5,171	822
Cash and cash equivalents at the beginning of the year	5,517	8,847	39,898	6,339

Cash and cash equivalents at the end of the year	8,847	39,898	45,069	7,161

Supplemental schedule of non-cash investing and financing activities:
Issuance of ordinary shares from subscription deposit	20,761	—	—	—
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables	—	7,614	—	—
Issuance of ordinary shares upon exercise of options from subscription deposit	—	1,217	—	—
Issuance warrant for acquisition of noncontrolling interest	—	7,067	—	—
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	—	—	499	80

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

ADDITION INFORMATION - FINANCIAL STATEMENTS SCHEDULE II	12 Months Ended
Dec. 31, 2011
ADDITION INFORMATION - FINANCIAL STATEMENTS SCHEDULE II

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Charge Taken Against Allowance	Balance at end of Year
		(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
December 31, 2009	923	1,252	—	2,175
December 31, 2010	2,175	103	—	2,278
December 31, 2011	2,278	667	—	2,945
Valuation allowance for deferred tax assets
December 31, 2009	13,511	8,472	(10,121)	11,862
December 31, 2010	11,862	3,856	(7,471)	8,247
December 31, 2011	8,247	17,350	(4,045)	21,552